Loan commitments and financial guarantee contracts	12 Months Ended
Dec. 31, 2025
Loan commitments and financial guarantee contracts
Loan commitments and financial guarantee contracts
In the normal course of business, to meet the financing needs of its customers, the Bank is party to loan commitments and financial guarantee contracts. These instruments involve, to varying degrees, elements of credit and market risk in excess of the amount recognized in the consolidated statement of financial position. Credit risk represents the possibility of loss resulting from the failure of a customer to perform in accordance with the terms of a contract.
The Bank’s outstanding loan commitments and financial guarantee contracts are as follows:

	December 31,
	2025	2024
Documentary letters of credit	240,120	536,350
Stand-by letters of credit and guarantees - commercial risk	836,434	520,285
Loans commitments	720,435	348,223
Letters of credit commitments	43,668	9,522
Total	1,840,657	1,414,380
The remaining maturity profile of the Bank’s outstanding loan commitments and financial guarantee contracts is as follows:

	December 31,
	2025	2024
Up to 1 year	1,331,002	1,160,323
From 1 to 2 years	213,223	145,127
Over 2 to 5 years	262,861	100,643
More than 5 years	33,571	8,287
Total	1,840,657	1,414,380